UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

U.S. Global Leaders Growth Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 96.4%		$1,048,077,805

(Cost $787,876,903)

Consumer Discretionary 16.7%		181,454,627

Hotels, Restaurants & Leisure 11.1%
Starbucks Corp.	634,700	45,216,027
Starwood Hotels & Resorts Worldwide, Inc.	497,300	32,896,395
Yum! Brands, Inc.	582,060	42,443,815

Specialty Retail 5.6%
Lowe's Companies, Inc.	997,890	44,485,936
Tiffany & Company	206,420	16,412,454

Consumer Staples 7.3%		79,494,905

Beverages 3.3%
The Coca-Cola Company	892,670	35,778,214

Food Products 0.5%
Danone SA, ADR	356,770	5,653,021

Household Products 3.5%
Colgate-Palmolive Company	635,772	38,063,670

Energy 8.0%		87,058,776

Energy Equipment & Services 8.0%
National Oilwell Varco, Inc.	613,410	43,042,980
Schlumberger, Ltd.	541,200	44,015,796

Financials 7.0%		76,424,583

Capital Markets 4.0%
State Street Corp.	633,440	44,131,765

Consumer Finance 3.0%
American Express Company	437,750	32,292,818

Health Care 11.6%		125,539,279

Biotechnology 2.0%
Regeneron Pharmaceuticals, Inc. (I)	79,730	21,531,884

Health Care Equipment & Supplies 1.5%
IDEXX Laboratories, Inc. (I)(L)	166,020	16,268,300

Health Care Technology 3.1%
Cerner Corp. (I)	676,540	33,150,460

Pharmaceuticals 5.0%
Novo Nordisk A/S, ADR	129,420	21,861,626
Perrigo Company (L)	263,100	32,727,009

Industrials 3.1%		33,646,345

Trading Companies & Distributors 3.1%
Fastenal Company (L)	686,520	33,646,345

Information Technology 30.7%		333,821,555

Communications Equipment 4.0%
QUALCOMM, Inc.	668,660	43,162,003

Computers & Peripherals 3.8%
Apple, Inc.	91,860	41,566,650

1

U.S. Global Leaders Growth Fund
As of 7-31-13 (Unaudited)

		Shares	Value
Information Technology (continued)

Internet Software & Services 9.3%
eBay, Inc. (I)		1,051,660	$54,360,305
Google, Inc., Class A (I)		45,840	40,687,584
LinkedIn Corp., Class A (I)		26,930	5,488,065

IT Services 7.6%
Automatic Data Processing, Inc.		601,890	43,390,250
Visa, Inc., Class A		223,300	39,526,333

Software 6.0%
Salesforce.com, Inc. (I)(L)		756,490	33,096,438
SAP AG, ADR (L)		446,480	32,543,927

Materials 12.0%			130,637,735

Chemicals 12.0%
Ecolab, Inc.		484,650	44,655,651
Monsanto Company		536,390	52,984,604
Praxair, Inc.		274,590	32,997,480

	Yield (%)	Shares	Value

Securities Lending Collateral 8.6%			$93,501,690

(Cost $93,501,629)

John Hancock Collateral Investment Trust (W)	0.1995(Y)	9,343,348	93,501,690

		Par value
			Value

Short-Term Investments 5.7%			$61,224,587

(Cost $61,224,587)

Money Market Funds 5.7%			61,224,587

State Street Institutional U.S. Government Money Market Fund	0.0000(Y)	61,224,587	61,224,587

Total investments (Cost $942,603,119)† 110.7%			$1,202,804,082

Other assets and liabilities, net (10.7%)			($115,954,952)

Total net assets 100.0%			$1,086,849,130

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-13. The value of securities on loan amounted to $91,554,441.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $949,345,724. Net unrealized appreciation aggregated $253,458,358, of which $253,491,970 related to appreciated investment securities and $33,612 related to depreciated investment securities.

2

U.S. Global Leaders Growth Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2013, all Investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

26Q3 7/13
9/13

John Hancock INVESTMENTS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Classic Value Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 96.2%		$2,388,815,586

(Cost $1,895,924,694)

Consumer Discretionary 9.8%		243,125,754

Auto Components 2.8%
Delphi Automotive PLC	1,309,025	70,320,823

Media 3.3%
Omnicom Group, Inc. (L)	1,284,531	82,556,806

Specialty Retail 3.7%
Staples, Inc. (L)	5,302,475	90,248,125

Consumer Staples 1.3%		31,206,753

Beverages 1.3%
Molson Coors Brewing Company, Class B	623,387	31,206,753

Energy 13.9%		346,503,790

Energy Equipment & Services 3.0%
Baker Hughes, Inc.	1,563,518	74,157,659

Oil, Gas & Consumable Fuels 10.9%
BP PLC, ADR	2,675,752	110,883,163
Exxon Mobil Corp.	661,398	62,006,063
Royal Dutch Shell PLC, ADR	1,455,112	99,456,905

Financials 35.8%		889,312,211

Capital Markets 13.6%
Franklin Resources, Inc.	1,011,600	49,447,008
Invesco, Ltd.	1,764,725	56,806,498
Morgan Stanley	1,964,850	53,463,569
State Street Corp.	720,360	50,187,481
The Goldman Sachs Group, Inc.	371,275	60,900,238
UBS AG (I)(L)	3,383,329	66,550,081

Commercial Banks 2.5%
PNC Financial Services Group, Inc.	819,178	62,298,487

Diversified Financial Services 8.6%
Bank of America Corp.	3,450,700	50,380,220
Citigroup, Inc.	1,180,542	61,553,460
ING US, Inc. (I)	1,321,875	41,136,750
JPMorgan Chase & Company	1,097,850	61,183,181

Insurance 11.1%
American International Group, Inc. (I)	1,601,259	72,873,297
Axis Capital Holdings, Ltd. (L)	1,825,310	79,510,504
MetLife, Inc.	1,564,025	75,730,091
Willis Group Holdings PLC (L)	1,104,938	47,291,346

Health Care 7.3%		181,067,475

Health Care Equipment & Supplies 3.7%
Abbott Laboratories	1,081,610	39,619,374
Becton, Dickinson and Company (L)	504,496	52,326,325

Health Care Providers & Services 3.6%
Aetna, Inc.	159,244	10,218,687
Cigna Corp.	284,633	22,152,986
Laboratory Corp. of America Holdings (I)(L)	586,625	56,750,103

1

Classic Value Fund
As of 7-31-13 (Unaudited)

		Shares	Value

Industrials 8.0%			$199,072,626

Aerospace & Defense 4.3%
L-3 Communications Holdings, Inc. (L)		567,423	52,855,452
Northrop Grumman Corp.		583,482	53,715,353

Building Products 1.7%
Masco Corp.		2,081,410	42,710,533

Machinery 2.0%
Parker Hannifin Corp.		482,100	49,791,288

Information Technology 17.6%			435,936,454

Computers & Peripherals 6.5%
Dell, Inc.		2,409,160	30,524,057
Hewlett-Packard Company		5,087,854	130,656,091

Electronic Equipment, Instruments & Components 3.2%
TE Connectivity, Ltd.		1,528,411	78,010,097

Internet Software & Services 1.9%
Google, Inc., Class A (I)		54,075	47,996,970

Software 6.0%
Microsoft Corp.		1,955,200	62,234,016
Oracle Corp.		2,674,350	86,515,223

Utilities 2.5%			62,590,523

Electric Utilities 2.5%
Entergy Corp.		927,267	62,590,523

	Yield (%)	Shares	Value

Securities Lending Collateral 6.7%			$165,892,936

(Cost $165,888,732)

John Hancock Collateral Investment Trust (W)	0.1995 (Y)	16,577,192	165,892,936

		Par value	Value

Short-Term Investments 3.6%			$90,830,000

(Cost $90,830,000)

Repurchase Agreement 3.6%			90,830,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at 0.010% to be repurchased at $90,830,025 on 8-1-13, collateralized by $79,355,000 U.S. Treasury
Notes, 4.750% due 8-15-17 (valued at $92,646,963, including interest)		$90,830,000	90,830,000

Total investments (Cost $2,152,643,426)† 106.5%			$2,645,538,522

Other assets and liabilities, net (6.5%)			($162,079,489)

Total net assets 100.0%			$2,483,459,033

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 7-31-13. The value of securities on loan amounted to $163,402,226.00.

2

Classic Value Fund
As of 7-31-13 (Unaudited)

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 7-31-13.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $2,216,986,824. Net unrealized appreciation aggregated $428,551,698, of which $521,887,441 related to appreciated investment securities and $93,335,743 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 7-31-13:

United States	77.8%
United Kingdom	9.2%
Switzerland	5.8%
Netherlands	4.0%
Bermuda	3.2%

Totals	100.0%

3

Classic Value Fund
As of 7-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2013, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

38Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013